Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended					12 Months Ended
	May 31, 2016	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt							$ (4,109)	$ 1,030,092	$ 7,061
Intelsat Connect Finance S.A [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt				$ 679,100
6.625 % Senior Notes due December 2022 [Member] | Intelsat Jackson [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt	$ 131,400					$ 131,400
9.5% Senior Secured Notes due September 2022 [Member] | Intelsat Jackson [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt					$ 219,600			$ 219,600
7.25% Senior Notes due April 2019 [Member] | Intelsat Jackson [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt		$ (4,600)					$ (4,600)
Second Luxembourg 2018 Exchange [Member] | 2018 Luxembourg Notes [Member]
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt			$ 500